UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment [  ];       Amendment Number:
                                                       ---------------

     This Amendment (check only one):   [  ] is a restatement
                                        [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Capital Management, LLC
                -------------------------------------------------------------
Address:        21 Custom House Street
                -------------------------------------------------------------
                Suite 240
                -------------------------------------------------------------
                Boston, MA 02110
                -------------------------------------------------------------

Form 13F File Number:   28-06155
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Gary S. Saks
                -----------------------------------------------------------
Title:          Vice President, Treasurer and Secretary
                -----------------------------------------------------------
Phone:          617.757.7601
                -----------------------------------------------------------

Signature, Place and Date of Signing:


        /s/ Gary S. Saks           Boston, MA              November 9, 2005
      -------------------    --------------------     -------------------------
          [Signature]             [City, State]                 [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number                Name

         28- None
    --------------------        -----------------------------------

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          --------------------
Form 13F Information Table Entry Total:           122
                                          --------------------
Form 13F Information Table Value Total:         318,693
                                          --------------------
                                              (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.               Form 13F File Number           Name

                                28- None

    -----------          --------------------         --------------------

   [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      COM              350865101     3441   197855 SH       SOLE                   122355             64700
A.M. Castle & Co.              COM              148411101     6152   351550 SH       SOLE                   172450            152600
AES Corp.                      COM              00130H105      580    35275 SH       SOLE                    35275
ActivCard Corp.                COM              00506J107     3582   827150 SH       SOLE                   439050            330700
Air Methods Corporation        COM              009128307     1499   132200 SH       SOLE                   130600
AirTran Holdings Inc           COM              00949P108     2470   195090 SH       SOLE                   193990
Aleris                         COM              014477103     7531   274361 SH       SOLE                   136660            117143
Allmerica Financial Corp       COM              019754100     6677   162300 SH       SOLE                    93900             58300
American International Group   COM              026874107      429     6917 SH       SOLE                     6917
Analogic Corporation           COM              032657207     7569   150151 SH       SOLE                    89376             51500
Aquila Inc                     COM              03840P102     6613  1669825 SH       SOLE                   832525            713100
Arch Capital Group             COM              G0450A105     3245    65435 SH       SOLE                    37035             24200
Ariad Pharmaceuticals Inc      COM              04033a100     6422   864321 SH       SOLE                   567521            251000
Assured Guaranty Ltd           COM              g0585r106     2647   110615 SH       SOLE                    56315             46300
Axesstel nc.                   COM              05459t101      435   159385 SH       SOLE                   156485
Bank of America Corp.          COM              060505104      466    11064 SH       SOLE                    11064
Bristol Myers                  COM              110122108      297    12332 SH       SOLE                    12332
Broadwing Corp                 COM              11161e101     9579  1919550 SH       SOLE                  1105550            691300
Captiva Software Corp          COM              14073t109     1113    61975 SH       SOLE                    60875
Catalina Marketing Corp.       COM              148867104      809    35575 SH       SOLE                    34975
Cendant Corp.                  COM              151313103      424    20550 SH       SOLE                    20550
Ceridian Corp.                 COM              156779100      445    21425 SH       SOLE                    21425
Charlotte Russe Holdings       COM              161048103      725    54460 SH       SOLE                    53560
Chemtura Corp                  COM              163893100     7800   628024 SH       SOLE                   396424            196600
Chiquita Brands Intl           COM              170032809     1559    55770 SH       SOLE                    55220
Cimarex Energy Co              COM              171798101      986    21746 SH       SOLE                    21396
Citigroup, Inc.                COM              172967101      342     7506 SH       SOLE                     7506
Citizens First Bancorp         COM              17461r106     1577    73775 SH       SOLE                    73250
Cray Inc                       COM              225223106      260   282680 SH       SOLE                   278980
Criticare Systems Inc          COM              226901106     1074   210555 SH       SOLE                   206855
Datastream Systems Inc.        COM              238124101     4889   618900 SH       SOLE                   359600            220700
Denbury Resources Inc          COM              247916208     4281    84875 SH       SOLE                    67075             14600
Duquesne Light Holdings, Inc.  COM              266233105      675    39225 SH       SOLE                    39225
Durect Corporation             COM              266605104    14993  2188770 SH       SOLE                  1537070            546900
Dynegy Inc Cl A                COM              26816q101     7649  1623915 SH       SOLE                   890915            621800
EMS Technologies Inc.          COM              26873N108      894    54605 SH       SOLE                    53855
EPIX Medical Inc               COM              26881Q101      710    92255 SH       SOLE                    91155
Encor Wire Corp                COM              292562105     1139    70072 SH       SOLE                    68822
ExxonMobil                     COM              30231G102     1502    23644 SH       SOLE                    23644
Family Room Entertainment      COM              30705R105        1    35000 SH       SOLE                    35000
Foot Locker Inc                COM              344849104      222    10125 SH       SOLE                    10125



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

GSI Group Inc                  COM              36229U102      572    54703 SH       SOLE                    53803
General Electric Co.           COM              369604103     1154    34282 SH       SOLE                    34282
Genitope Corp                  COM              37229p507     2217   319510 SH       SOLE                   193310            106300
Gevity HR, Inc.                COM              374393106     8967   329179 SH       SOLE                   193279            115100
Global Power Equipment Group   COM              37941P108     1666   233635 SH       SOLE                   114935            101000
Goodyear Tire & Rubber         COM              382550101      522    33500 SH       SOLE                    33500
HMS Holdings Corp              COM              40425j101     2287   329945 SH       SOLE                   189895            117700
Healthtronics, Inc             COM              42222L107      279    28045 SH       SOLE                    28045
Hewlett Packard                COM              428236103      536    18363 SH       SOLE                    18363
Hollis-Eden Pharm.             COM              435902101      534    83534 SH       SOLE                    82034
Hooker Furniture Corp          COM              439038100     2694   162095 SH       SOLE                    81095             68600
I-Many, Inc.                   COM              44973q103     1100   827369 SH       SOLE                   820369
IBM                            COM              459200101      833    10379 SH       SOLE                    10379
Indevus Pharmaceuticals        COM              454072109      211    73385 SH       SOLE                    72085
Isolagen                       COM              46488n103      170   103295 SH       SOLE                   101695
LTX Corp                       COM              502392103      284    67350 SH       SOLE                    66150
Lamson & Sessions Co.          COM              513696104     3097   169065 SH       SOLE                    87465             69500
MTI Technology Corp            COM              553903105      412   217790 SH       SOLE                   213615
MagneTek Inc.                  COM              559424106     7433  2199260 SH       SOLE                  1279060            782600
Material Sciences Corp         COM              576674105     9256   614210 SH       SOLE                   375660            202400
Maxwell Technologies           COM              577767106      483    34205 SH       SOLE                    33605
Maxygen, Inc.                  COM              577776107     1884   227275 SH       SOLE                   109475            100400
McKesson Corporation           COM              58155Q103      770    16225 SH       SOLE                    16225
Measurement Specialties        COM              583421102      711    33530 SH       SOLE                    33055
Mentor Graphics                COM              587200106      633    73590 SH       SOLE                    72590
Merck & Co.                    COM              589331107      273    10024 SH       SOLE                    10024
Moldflow Corporation           COM              608507109      755    47109 SH       SOLE                    46309
Motorola, Inc                  COM              620076109      606    27500 SH       SOLE                    27500
NMS Communications Corp        COM              629248105     1400   378350 SH       SOLE                   373750
Navigant International Inc     COM              63935r108     6931   563500 SH       SOLE                   266900            252500
NeoPharm Inc                   COM              640919106     5283   426010 SH       SOLE                   240810            157000
Newpark Resources              COM              651718504     5563   660645 SH       SOLE                   505945            129400
Nortel Networks Corp.          COM              656568102       46    14170 SH       SOLE                    14170
Novavax Inc                    COM              670002104     1616   923633 SH       SOLE                   923633
Olin Corp                      COM              680665205     5449   286925 SH       SOLE                   137625            127200
PMA Capital Corporation-Cl A   COM              693419202     6873   782825 SH       SOLE                   461925            271200
Parallell Petroleum Corp.      COM              699157103      813    58050 SH       SOLE                    57050
Pegasystems Inc                COM              705573103      654   109256 SH       SOLE                   107956
Pepsico Inc.                   COM              713448108      495     8730 SH       SOLE                     8730
Petrohawk Energy Corp          COM              716495106     4028   279525 SH       SOLE                   142125            117000
Pfizer Inc.                    COM              717081103      520    20813 SH       SOLE                    20813
Photon Dynamics                COM              719364101     1304    68085 SH       SOLE                    67535
Plato Learning, Inc.           COM              72764Y100      691    90855 SH       SOLE                    89355
Playtex Products Inc           COM              72813p100     5601   509175 SH       SOLE                   287975            188500
PolyOne Corp                   COM              73179P106     5243   865235 SH       SOLE                   492135            317900
Praecis Pharmaceuticals Inc.   COM              739421105      125   266900 SH       SOLE                   263500
Progress Software Corp         COM              743312100     2568    80823 SH       SOLE                    79823
Progressive Corp               COM              743315103      466     4450 SH       SOLE                     4450
Proliance International Inc    COM              74340r104     3705   676095 SH       SOLE                   319695            303700
Railpower Technologies Inc     COM              750758104      261    56800 SH       SOLE                    55800
Rewards Network Inc.           COM              761557107      809   118400 SH       SOLE                   116900
Russell Corp                   COM              782352108     5129   365300 SH       SOLE                   171700            164900



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

SafeNet Inc                    COM              78645r107     1112    30630 SH       SOLE                    30130
Safeway, Inc.                  COM              786514208      255     9950 SH       SOLE                     9950
Segue Software, Inc.           COM              815807102     1097   168500 SH       SOLE                   166100
Shaw Group Inc.                COM              820280105     9740   394970 SH       SOLE                   260470            113700
Sirna Therapeutics inc         COM              829669100     2975   676200 SH       SOLE                   442800            198900
Softbrands Inc                 COM              83402A107     2718  1510185 SH       SOLE                   777941            623944
Sonus Networks Inc             COM              835916107     1803   311335 SH       SOLE                   307635
Steve Madden Ltd               COM              556269108     1255    54758 SH       SOLE                    54008
Strategic Diagnostics Inc      COM              862700101      747   182305 SH       SOLE                   180405
Sunterra Corp                  COM              86787d208     4910   373945 SH       SOLE                   220945            130300
Sycamore Networks              COM              871206108      927   246000 SH       SOLE                   242700
Synovis Life Technologies Inc  COM              87162G105      363    33730 SH       SOLE                    33130
Sypris Solutions Inc.          COM              871655106      873    81305 SH       SOLE                    80277
Technitrol Inc.                COM              878555101     2827   184558 SH       SOLE                   113583             60000
Teletech Holdings, Inc         COM              879939106     1259   125645 SH       SOLE                   123545
U.S. Physical Therapy          COM              90337l108     1743    95973 SH       SOLE                    94773
USI Holdings corp              COM              90333H101     3714   285920 SH       SOLE                   179920             89200
United Stationers Inc          COM              913004107     5665   118375 SH       SOLE                    56675             52600
Varian Semiconductor Equipment COM              922207105     3104    73257 SH       SOLE                    72457
Viacom Inc. Cl B               COM              925524308      250     7563 SH       SOLE                     7563
Vicor                          COM              925815102     1041    68730 SH       SOLE                    68456
Viewpoint Corp                 COM              92672P108      453   314655 SH       SOLE                   310355
Vivus Inc                      COM              928551100      726   202185 SH       SOLE                   198585
Westaff Inc.                   COM              957070105     4414   961566 SH       SOLE                   464150            423816
Western Silver Corp            COM              959531104     6593   781120 SH       SOLE                   441120            289700
Whiting Petroleum Corp         COM              966387102     1836    41870 SH       SOLE                    23770             15400
Woodhead Industries Inc.       COM              979438108      289    21084 SH       SOLE                    20709
Xerox                          COM              984121103      206    15055 SH       SOLE                    15055
York Intl Corp                 COM              986670107     2690    47971 SH       SOLE                    47371
